International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) (USD $)	12 Months Ended			48 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 28, 2012
Operating activities:
Net income	$ 126,351,000	$ 107,835,000	$ 127,149,000
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures			9,000
Investment securities transactions, net	(9,601,000)	(38,446,000)	(17,285,000)
Impairment charges on available for sale securities	1,374,000	1,039,000	977,000
Stock compensation expense	414,000	474,000	387,000
(Decrease) increase in other liabilities	(2,272,000)	7,106,000	(4,966,000)
Net cash provided by operating activities	209,126,000	160,013,000	180,823,000
Investing activities:
Principal collected on mortgage-backed securities	1,223,532,000	1,294,197,000	999,419,000
Net cash (used in) provided by investing activities	(447,649,000)	(261,016,000)	207,133,000
Financing activities:
Redemption of preferred shares		(216,000,000)
Proceeds from stock transactions	265,000	51,000	113,000
Payments of cash dividends - common	(28,894,000)	(26,894,000)	(25,648,000)
Payments of cash dividends - preferred		(10,260,000)	(10,800,000)	(41,520,139)
Purchase of treasury stock		(1,716,000)	(6,435,000)
Net cash provided by (used in) financing activities	230,208,000	122,218,000	(323,885,000)
(Decrease) increase in cash and cash equivalents	(8,315,000)	21,215,000	64,071,000
Cash and cash equivalents at beginning of year	283,100,000	261,885,000	197,814,000
Cash and cash equivalents at end of year	274,785,000	283,100,000	261,885,000
Parent Company
Operating activities:
Net income	126,351,000	107,835,000	127,149,000
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of junior subordinated interest deferrable debentures			9,000
Investment securities transactions, net			2,000
Impairment charges on available for sale securities	754,000
Stock compensation expense	414,000	474,000	387,000
(Decrease) increase in other liabilities	(969,000)	6,711,000	(3,234,000)
Equity in (undistributed) distributed net income of subsidiaries	(93,089,000)	119,181,000	(78,806,000)
Net cash provided by operating activities	33,461,000	234,201,000	45,507,000
Investing activities:
Principal collected on mortgage-backed securities	1,207,000	1,985,000	1,355,000
Net decrease (increase) in notes receivable	96,000	86,000	(245,000)
Decrease (increase) in other assets and other investments	432,000	6,418,000	(4,193,000)
Net cash (used in) provided by investing activities	1,735,000	8,489,000	(3,083,000)
Financing activities:
Repayment of trust preferred securities			(10,400,000)
Redemption of preferred shares		(216,000,000)
Proceeds from stock transactions	265,000	51,000	113,000
Payments of cash dividends - common	(28,894,000)	(26,894,000)	(25,648,000)
Payments of cash dividends - preferred		(10,260,000)	(10,800,000)
Purchase of treasury stock		(1,716,000)	(6,435,000)
Net cash provided by (used in) financing activities	(28,629,000)	(254,819,000)	(53,170,000)
(Decrease) increase in cash and cash equivalents	6,567,000	(12,129,000)	(10,746,000)
Cash and cash equivalents at beginning of year	1,539,000	13,668,000	24,414,000
Cash and cash equivalents at end of year	$ 8,106,000	$ 1,539,000	$ 13,668,000